Earnings Per Share - Summary of Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator
Net income available to Full Truck Alliance Co. Ltd.	¥ 4,408,169	$ 630,361	¥ 3,069,849	¥ 2,212,888
Net income available to ordinary shareholders—basic	4,408,169	$ 630,361	3,069,849	2,212,888
Dilutive effect arising from stock options of a subsidiary | ¥	(530)		(206)	(23)
Net income available to ordinary shareholders—diluted | ¥	¥ 4,407,639		¥ 3,069,643	¥ 2,212,865
Denominator
Weighted average number of ordinary shares outstanding—basic	20,839,163,070	20,839,163,070	20,822,835,545	21,111,924,886
Adjustments for dilutive share options of the Group	89,009,614	89,009,614	79,386,491	50,426,575
Weighted average number of ordinary shares outstanding—diluted	20,928,172,684	20,928,172,684	20,902,222,036	21,162,351,461
Earnings per share—basic | (per share)	¥ 0.21	$ 0.03	¥ 0.15	¥ 0.1
Earnings per share—diluted | (per share)	¥ 0.21	$ 0.03	¥ 0.15	¥ 0.1